Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock K6 Fund

January 31, 2021

MCS-K6-QTLY-0321
1.9893888.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	11,274	$642,054
Media - 1.8%
Interpublic Group of Companies, Inc.	48,545	1,168,478
Nexstar Broadcasting Group, Inc. Class A	10,751	1,222,066
Omnicom Group, Inc.	18,282	1,140,431
		3,530,975

TOTAL COMMUNICATION SERVICES		4,173,029

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	7,182	505,815
Automobiles - 1.3%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	39,987	1,112,200
Stellantis NV (b)	90,168	1,373,259
		2,485,459
Hotels, Restaurants & Leisure - 3.6%
Boyd Gaming Corp.	26,559	1,199,404
Caesars Entertainment, Inc. (a)	13,909	979,055
Churchill Downs, Inc.	8,745	1,639,250
Elior SA (c)	60,325	381,045
MGM Resorts International	29,462	841,435
Wyndham Hotels & Resorts, Inc.	32,919	1,914,898
		6,955,087
Household Durables - 3.9%
D.R. Horton, Inc.	25,144	1,931,059
Lennar Corp. Class A	11,798	981,004
Mohawk Industries, Inc. (a)	11,053	1,587,211
NVR, Inc. (a)	726	3,228,144
		7,727,418
Internet & Direct Marketing Retail - 0.4%
Farfetch Ltd. Class A (a)	11,739	718,896
THG PLC	6,856	67,729
		786,625
Leisure Products - 0.4%
Peloton Interactive, Inc. Class A (a)	3,490	509,994
Smith & Wesson Brands, Inc.	11,848	196,203
		706,197
Specialty Retail - 1.7%
AutoZone, Inc. (a)	824	921,537
Best Buy Co., Inc.	8,190	891,236
National Vision Holdings, Inc. (a)	13,030	604,201
Ross Stores, Inc.	8,716	970,004
		3,386,978
Textiles, Apparel & Luxury Goods - 2.4%
Brunello Cucinelli SpA	48,038	1,926,117
PVH Corp.	12,083	1,030,197
Tapestry, Inc.	39,174	1,238,682
Under Armour, Inc. Class A (sub. vtg.) (a)	31,730	555,275
		4,750,271

TOTAL CONSUMER DISCRETIONARY		27,303,850

CONSUMER STAPLES - 4.9%
Beverages - 0.3%
Molson Coors Beverage Co. Class B	12,872	645,660
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	36,846	1,550,111
Kroger Co.	23,901	824,585
		2,374,696
Food Products - 2.3%
Bunge Ltd.	13,019	851,963
Conagra Brands, Inc.	20,860	721,756
Greencore Group PLC	457,832	730,175
JDE Peet's BV	12,473	481,193
Lamb Weston Holdings, Inc.	9,405	702,554
Sanderson Farms, Inc.	7,393	1,006,853
		4,494,494
Household Products - 0.5%
Energizer Holdings, Inc.	23,412	1,026,382
Personal Products - 0.6%
Edgewell Personal Care Co.	34,210	1,142,614

TOTAL CONSUMER STAPLES		9,683,846

ENERGY - 5.7%
Energy Equipment & Services - 0.8%
Oceaneering International, Inc. (a)	57,072	482,258
Schlumberger Ltd.	48,771	1,083,204
		1,565,462
Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	70,956	1,300,623
Cenovus Energy, Inc. (Canada)	166,719	984,343
Cheniere Energy, Inc. (a)	29,502	1,868,362
GasLog Ltd.	36,799	150,876
Golar LNG Ltd. (a)	56,777	614,895
Hess Corp.	45,253	2,442,757
New Fortress Energy LLC	17,951	802,051
The Williams Companies, Inc.	68,471	1,453,639
		9,617,546

TOTAL ENERGY		11,183,008

FINANCIALS - 20.2%
Banks - 9.5%
BOK Financial Corp.	9,536	704,329
Comerica, Inc.	33,837	1,935,476
Cullen/Frost Bankers, Inc.	19,457	1,794,714
First Horizon National Corp.	202,289	2,809,794
Huntington Bancshares, Inc.	198,161	2,620,679
M&T Bank Corp.	18,059	2,392,276
Signature Bank	14,209	2,347,185
UMB Financial Corp.	17,643	1,252,124
WesBanco, Inc.	20,383	591,107
Wintrust Financial Corp.	36,247	2,181,707
		18,629,391
Capital Markets - 2.4%
Cboe Global Markets, Inc.	6,201	568,818
Lazard Ltd. Class A	24,387	1,004,744
Raymond James Financial, Inc.	8,407	840,112
Sixth Street Specialty Lending, Inc.	55,022	1,125,750
Virtu Financial, Inc. Class A	39,326	1,092,083
		4,631,507
Insurance - 7.1%
American Financial Group, Inc.	18,988	1,787,530
American International Group, Inc.	26,390	988,042
Arch Capital Group Ltd. (a)	52,090	1,636,147
Axis Capital Holdings Ltd.	18,274	838,777
Beazley PLC	132,682	566,107
First American Financial Corp.	29,164	1,524,986
GoHealth, Inc. (a)	49,579	659,896
Hartford Financial Services Group, Inc.	21,373	1,026,331
Hiscox Ltd. (a)	85,140	1,090,020
Principal Financial Group, Inc.	18,539	913,417
RenaissanceRe Holdings Ltd.	11,352	1,707,795
The Travelers Companies, Inc.	7,487	1,020,478
		13,759,526
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc.	126,071	2,420,563

TOTAL FINANCIALS		39,440,987

HEALTH CARE - 6.9%
Biotechnology - 0.2%
Viela Bio, Inc. (a)	9,778	339,101
Health Care Equipment & Supplies - 1.2%
Hologic, Inc. (a)	28,981	2,310,655
Health Care Providers & Services - 3.6%
Centene Corp. (a)	19,998	1,205,879
Molina Healthcare, Inc. (a)	16,981	3,627,307
Oak Street Health, Inc. (a)(b)	20,719	1,074,695
Universal Health Services, Inc. Class B	9,733	1,213,510
		7,121,391
Life Sciences Tools & Services - 0.6%
Bruker Corp.	22,074	1,277,864
Pharmaceuticals - 1.3%
Nektar Therapeutics (a)(b)	42,318	833,665
Recordati SpA	15,183	787,130
Viatris, Inc. (a)	49,470	840,495
		2,461,290

TOTAL HEALTH CARE		13,510,301

INDUSTRIALS - 17.1%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	7,305	1,149,296
Kratos Defense & Security Solutions, Inc. (a)	39,049	1,036,360
TransDigm Group, Inc.	1,210	669,469
		2,855,125
Air Freight & Logistics - 1.1%
XPO Logistics, Inc. (a)	19,833	2,189,762
Airlines - 0.5%
JetBlue Airways Corp. (a)	72,469	1,039,205
Building Products - 1.9%
Builders FirstSource, Inc. (a)	28,844	1,103,283
Fortune Brands Home & Security, Inc.	9,880	852,150
Owens Corning	21,524	1,670,262
		3,625,695
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (a)	19,340	1,266,383
U.S. Ecology, Inc.	11,171	368,643
		1,635,026
Construction & Engineering - 1.8%
AECOM (a)	41,628	2,085,563
Dycom Industries, Inc. (a)	16,950	1,375,323
		3,460,886
Electrical Equipment - 2.7%
AMETEK, Inc.	12,217	1,383,697
Melrose Industries PLC (a)	519,566	1,199,523
Regal Beloit Corp.	11,606	1,456,321
Sensata Technologies, Inc. PLC (a)	20,885	1,138,233
		5,177,774
Machinery - 5.0%
Allison Transmission Holdings, Inc.	27,886	1,134,960
Donaldson Co., Inc.	41,807	2,485,008
Fortive Corp.	20,215	1,335,807
Ingersoll Rand, Inc. (a)	33,823	1,415,154
Kornit Digital Ltd. (a)	6,095	552,420
Oshkosh Corp.	16,748	1,533,949
Pentair PLC	25,256	1,375,442
		9,832,740
Marine - 0.0%
Goodbulk Ltd. (a)	16,891	84,795
Professional Services - 0.3%
Clarivate Analytics PLC (a)	20,804	602,068
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	43,484	1,739,360
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	31,507	1,253,033

TOTAL INDUSTRIALS		33,495,469

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 0.4%
Ericsson (B Shares)	57,683	726,313
Electronic Equipment & Components - 4.2%
Amphenol Corp. Class A	12,305	1,536,648
Arrow Electronics, Inc. (a)	24,021	2,345,170
CDW Corp.	6,350	836,041
Fabrinet (a)	23,917	1,888,008
Keysight Technologies, Inc. (a)	11,979	1,696,107
		8,301,974
IT Services - 4.3%
Affirm Holdings, Inc.	543	54,077
Akamai Technologies, Inc. (a)	7,136	792,310
Black Knight, Inc. (a)	8,820	720,506
Euronet Worldwide, Inc. (a)	4,261	532,455
Gartner, Inc. (a)	4,027	611,742
Leidos Holdings, Inc.	13,155	1,395,219
Science Applications International Corp.	12,715	1,221,021
Verra Mobility Corp. (a)	55,683	712,742
WNS Holdings Ltd. sponsored ADR (a)	36,280	2,437,290
		8,477,362
Semiconductors & Semiconductor Equipment - 0.6%
Lam Research Corp.	2,244	1,085,984
Software - 1.0%
Aspen Technology, Inc. (a)	9,524	1,275,264
Citrix Systems, Inc.	4,880	650,553
		1,925,817

TOTAL INFORMATION TECHNOLOGY		20,517,450

MATERIALS - 6.1%
Chemicals - 2.3%
LG Chemical Ltd.	2,435	1,996,526
Nutrien Ltd.	13,943	686,710
Olin Corp.	39,046	933,590
Valvoline, Inc.	34,417	817,060
		4,433,886
Containers & Packaging - 1.2%
Avery Dennison Corp.	6,463	975,073
O-I Glass, Inc.	108,778	1,374,954
		2,350,027
Metals & Mining - 2.6%
Commercial Metals Co.	41,402	815,205
Franco-Nevada Corp.	10,399	1,238,772
Newcrest Mining Ltd.	35,603	683,505
Novagold Resources, Inc. (a)	116,925	1,066,155
Steel Dynamics, Inc.	37,097	1,271,314
		5,074,951

TOTAL MATERIALS		11,858,864

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Apartment Income (REIT) Corp.	25,301	980,920
Cousins Properties, Inc.	37,531	1,183,728
Equity Residential (SBI)	17,116	1,055,030
Gaming & Leisure Properties	37,898	1,558,745
Healthcare Realty Trust, Inc.	49,084	1,473,011
Healthcare Trust of America, Inc.	45,766	1,292,890
National Retail Properties, Inc.	39,347	1,534,533
Spirit Realty Capital, Inc.	33,367	1,286,632
Tanger Factory Outlet Centers, Inc.	40,762	628,958
VEREIT, Inc.	34,273	1,207,438
VICI Properties, Inc.	58,917	1,489,422
		13,691,307
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc. (a)	8,765	1,281,531

TOTAL REAL ESTATE		14,972,838

UTILITIES - 3.8%
Electric Utilities - 2.8%
Alliant Energy Corp.	34,597	1,683,144
FirstEnergy Corp.	16,700	513,692
IDACORP, Inc.	15,615	1,378,805
OGE Energy Corp.	60,152	1,835,839
		5,411,480
Gas Utilities - 0.6%
Atmos Energy Corp.	13,393	1,191,977
Multi-Utilities - 0.4%
NiSource, Inc.	37,877	838,976

TOTAL UTILITIES		7,442,433

TOTAL COMMON STOCKS
(Cost $175,849,171)		193,582,075

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (d)(e)	15,539	212,263
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	15,941	1,107,180
TOTAL PREFERRED STOCKS
(Cost $1,218,389)		1,319,443
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (Cost $8,004)(c)(f)(g)	11,365	796
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.09% (h)	1,105,124	1,105,345
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	3,189,740	3,190,059
TOTAL MONEY MARKET FUNDS
(Cost $4,295,404)		4,295,404
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $181,370,968)		199,197,718
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(3,727,108)
NET ASSETS - 100%		$195,470,610

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,494,041 or 0.8% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $212,263 or 0.1% of net assets.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
National Resilience, Inc. Series B	12/1/20	$212,263

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,967
Fidelity Securities Lending Cash Central Fund	31,604
Total	$33,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.